Average Annual Total Returns - FidelityDefinedMaturityFunds-RetailComboPRO - FidelityDefinedMaturityFunds-RetailComboPRO - Fidelity Municipal Income 2023 Fund	Aug. 29, 2022
Fidelity Municipal Income 2023 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	0.51%
Past 5 years	2.71%
Since Inception	2.44%
Fidelity Municipal Income 2023 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	0.51%
Past 5 years	2.71%
Since Inception	2.43%
Fidelity Municipal Income 2023 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	0.90%
Past 5 years	2.53%
Since Inception	2.34%
LB015
Average Annual Return:
Past 1 year	1.52%
Past 5 years	4.17%
Since Inception	3.37%	[1]
LB369
Average Annual Return:
Past 1 year	0.34%
Past 5 years	2.83%
Since Inception	2.40%	[1]

[1]	A From April 23, 2013